CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2024
Text block [abstract]
CAPITAL MANAGEMENT
14.	CAPITAL MANAGEMENT
The Company manages its capital structure and adjusts it, based on the funds available to the Company, to support the acquisition, exploration, development and evaluation of assets. To effectively manage the entity’s capital requirements, the Company has in place a planning, budgeting, and forecasting process to help determine the funds required to ensure the Company has the appropriate liquidity to meet its operating and growth objectives. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain the future development of the business.
In the management of capital, the Company considers all components of equity and debt, net of cash, and is dependent on third party financing, whether through debt, equity, or other means. Although the Company has been successful in raising funds to date, there is no assurance that the Company will be successful in obtaining required financing in the future or that such financing will be available on terms acceptable to the Company.
The properties in which the Company currently has an interest are in the exploration and development stage. As such, the Company has historically relied on the equity markets and convertible debt to fund its activities. The Company will continue to assess new properties and seek to acquire an interest in additional properties if it determines that there is sufficient geologic or economic potential and if it has adequate financial resources to do so.
The Company is not subject to externally imposed capital requirements. There were no changes in the Company’s approach to capital management during the period.
The Company currently manages its capital through equity, convertible debentures, and cash.

Capital, as defined above, is summarized in the following table:

	December 31, 2024	December 31, 2023
Equity	$1,179,041	$820,019
Convertible debentures (Note 9)	455,783	158,478
	1,634,824	978,497
Less: Cash	(476,587)	(290,743)
	$1,158,237	$687,754